Retirement benefit obligations	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefits [Abstract]
Retirement benefit obligations	Note 12: Retirement benefit obligations
Critical accounting judgements and key sources of estimation uncertainty

Key sources of estimation uncertainty:	Discount rate applied to future cash flows
Expected lifetime of the schemes’ members
Expected rate of future inflationary increases
The net asset recognised in the balance sheet at 31 December 2024 in respect of the Group’s defined benefit pension scheme obligations was £2,945 million, comprising an asset of £3,028 million and a liability of £83 million (2023: a net asset of £3,532 million comprising an asset of £3,624 million and a liability of £92 million). The Group’s accounting policy for its defined benefit pension scheme obligations is set out in note 2(K).
Income statement and balance sheet sensitivities to changes in the key sources of estimation uncertainty and other actuarial assumptions are provided in part (v).

	2024 £m	2023 £m	2022 £m
Charge (credit) to the income statement
Defined benefit pension schemes	(13)	(80)	123
Other retirement benefit schemes	2	1	2
Total defined benefit schemes	(11)	(79)	125
Defined contribution pension schemes	537	434	330
Total charge to the income statement (note 10)	526	355	455

	2024 £m	2023 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,028	3,624
Retirement benefit obligations	(122)	(136)
Total amounts recognised in the balance sheet	2,906	3,488
The total amounts recognised in the balance sheet relate to:

	2024 £m	2023 £m
Defined benefit pension schemes	2,945	3,532
Other retirement benefit schemes	(39)	(44)
Total amounts recognised in the balance sheet	2,906	3,488
Pension schemes
Defined benefit schemes
(i)Characteristics of and risks associated with the Group’s schemes
The Group has established a number of defined benefit pension schemes in the UK and overseas, both funded and unfunded. All significant schemes are funded and based in the UK, with the three most significant being the main sections of the Lloyds Bank Pension Scheme No. 1, the Lloyds Bank Pension Scheme No. 2 and the HBOS Final Salary Pension Scheme. At 31 December 2024, these schemes represented 94 per cent of the Group’s total gross defined benefit pension assets (2023: 94 per cent). These schemes provide retirement benefits calculated as a proportion of final pensionable salary depending upon the length of pensionable service.
All of the UK funded schemes are operated as separate legal entities under trust law, are in compliance with the Pensions Act 2004 and are managed by a Trustee Board (the Trustee) whose role is to ensure that the schemes are administered in accordance with the scheme rules and relevant legislation, and to safeguard the assets in the best interests of all members and beneficiaries.
A valuation to determine the funding status of each scheme is carried out at least every three years, whereby scheme assets are measured at market value and liabilities (technical provisions) are measured using prudent assumptions. If a deficit is identified a recovery plan is agreed between the employer and the scheme Trustee and sent to the Pensions Regulator for review. The Group does not provide for these deficit contributions as the future economic benefits arising from these contributions are expected to be available to the Group. The
Group’s overseas defined benefit pension schemes are subject to local regulatory arrangements.
The 31 December 2022 triennial valuation for the main defined benefit schemes was completed in 2023, and following the contributions paid in 2023, there will be no further deficit contributions for this triennial period (to 31 December 2025).
The Group pays regular contributions to meet benefits accruing over the year, and to cover the expenses of running the schemes. The
Group expects to pay contributions of at least £0.1 billion to its defined benefit schemes in 2025.
Note 12: Retirement benefit obligations continued
The Group provides additional security arrangements to a number of the UK schemes for the Group’s obligations to the schemes. At 31
December 2024 the security arrangements held assets of £4.1 billion. The security arrangements are fully consolidated in the Group’s balance sheet.
The last funding valuations of other Group schemes were carried out on a number of different dates. In order to report the position under
IAS 19 as at 31 December 2024, the most recent valuation results for all schemes have been updated by qualified independent actuaries.
The funding valuations use a more prudent approach to setting the discount rate and more conservative longevity and inflation assumptions than the IAS 19 valuations.
In June 2023, the High Court handed down a decision (Virgin Media Limited v NTL Pension Trustees II Limited and others) which potentially has implications for the validity of amendments made by pension schemes, which were contracted-out on a salary-related basis between 6
April 1997 and the abolition of contracting-out in 2016. The High Court ruled that any amendments made to these pension schemes during the relevant period would be void unless the scheme actuary had confirmed that the pension scheme would continue to satisfy the statutory standard for contracted-out schemes. On 25 July 2024, the Court of Appeal upheld the original decision. The Group is carrying out a review of scheme amendments to decide whether any subsequent actions or amendments to IAS 19 liabilities are required. The
Group has not made any allowance for the possible impact of the ruling as it is currently unclear whether any additional liabilities might arise, and if they were to arise, how they would be reliably measured. The Group will continue to monitor developments.
(ii)Amounts in the financial statements

	2024 £m	2023 £m
Amount included in the balance sheet
Present value of funded obligations	(27,118)	(30,201)
Fair value of scheme assets	30,063	33,733
Net amount recognised in the balance sheet	2,945	3,532

	2024 £m	2023 £m
Net amount recognised in the balance sheet
At 1 January	3,532	3,732
Net defined benefit pension (charge) credit	13	80
Actuarial (losses) gains on defined benefit obligation	2,940	(1,304)
Return on plan assets	(3,712)	(318)
Employer contributions	172	1,342
At 31 December	2,945	3,532

	2024 £m	2023 £m
Movements in the defined benefit obligation
At 1 January	(30,201)	(28,965)
Current service cost	(85)	(88)
Interest expense	(1,385)	(1,394)
Remeasurements:
Actuarial gains – demographic assumptions	109	153
Actuarial losses – experience	94	(1,067)
Actuarial (losses) gains – financial assumptions	2,737	(390)
Benefits paid	1,638	1,544
Past service cost	(35)	(5)
Settlements	1	–
Exchange and other adjustments	9	11
At 31 December	(27,118)	(30,201)

	2024 £m	2023 £m
Analysis of the defined benefit obligation
Active members	(2,463)	(2,955)
Deferred members	(7,080)	(8,438)
Dependants	(1,429)	(1,572)
Pensioners	(16,146)	(17,236)
At 31 December	(27,118)	(30,201)
Note 12: Retirement benefit obligations continued

	2024 £m	2023 £m
Changes in the fair value of scheme assets
At 1 January	33,733	32,697
Return on plan assets excluding amounts included in interest income	(3,712)	(318)
Interest income	1,551	1,602
Employer contributions	172	1,342
Benefits paid	(1,638)	(1,544)
Settlements	(1)	–
Administrative costs paid	(33)	(35)
Exchange and other adjustments	(9)	(11)
At 31 December	30,063	33,733
The (credit) expense recognised in the income statement for the year ended 31 December comprises:

	2024 £m	2023 £m	2022 £m
Current service cost	85	88	180
Net interest amount	(166)	(208)	(95)
Past service cost – plan amendments	35	5	4
Plan administration costs incurred during the year	33	35	34
Total defined benefit pension (credit) expense	(13)	(80)	123
(iii)Composition of scheme assets

	2024			2023
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	6,985	–	6,985	5,657	–	5,657
Index-linked government bonds	15,550	–	15,550	16,105	–	16,105
Corporate and other debt securities	7,396	–	7,396	7,305	–	7,305
Asset-backed securities	–	–	–	4	–	4
	29,931	–	29,931	29,071	–	29,071
Pooled investment vehicles	686	7,342	8,028	613	8,361	8,974
Property	–	130	130	–	97	97
Equity instruments	23	66	89	23	62	85
Money market instruments, cash, derivatives and other assets and liabilities	55	(8,170)	(8,115)	466	(4,960)	(4,494)
At 31 December	30,695	(632)	30,063	30,173	3,560	33,733
1Of the total debt instruments, £27,551 million (2023: £26,777 million) were investment grade (credit ratings equal to or better than ‘BBB’).
The assets of all of the funded plans are held independently of the Group’s assets in separate trustee-administered funds.
The pension schemes’ pooled investment vehicles comprise:

	2024 £m	2023 £m
Alternative credit funds	1,793	1,962
Bond and debt funds	449	571
Equity funds	1,553	1,674
Hedge and mutual funds	709	808
Infrastructure funds	1,059	1,147
Liquidity funds	1,449	1,585
Property funds	992	1,227
Other	24	–
At 31 December	8,028	8,974
The Trustee’s approach to investment is focused on acting in the members’ best financial interests, with the integration of ESG
(environmental, social and governance) considerations into investment management processes and practices. This policy is reviewed annually (or more frequently as required) and has been shared with the schemes’ investment managers for implementation.
Climate change is one of the risks the schemes manage given its potential financial impact on valuation of assets.
Note 12: Retirement benefit obligations continued
(iv)Assumptions
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2024%	2023%
Discount rate	5.55	4.70
Rate of inflation:
Retail Price Index (RPI)	2.97	2.96
Consumer Price Index (CPI)	2.52	2.47
Rate of salary increases	0.00	0.00
Weighted average rate of increase for pensions in payment	2.69	2.73
To determine the RPI assumption a term-dependent inflation curve has been used adjusting for an assumed inflation risk premium. A gap of
100 basis points has been assumed between RPI and CPI from 2025 to 2030; thereafter a 20 basis point gap has been assumed.

	Men		Women
	2024 Years	2023 Years	2024 Years	2023 Years
Life expectancy for average member aged 60, on the valuation date	26.4	26.7	28.5	28.7
Life expectancy for average member aged 60, 15 years after the valuation date	27.3	27.8	29.4	29.8
The mortality assumptions used in the UK scheme valuations are based on standard tables published by the Institute and Faculty of
Actuaries which were adjusted in line with the actual experience of the relevant schemes. The Group uses the CMI mortality projections model to project future mortality improvements. In line with actuarial industry recommendations no weight is placed on 2020 and 2021 mortality experience and 15 per cent weight on 2022 and 2023 mortality experience.
(v)Amount, timing and uncertainty of future cash flows
Risk exposure of the defined benefit schemes
While the Group is not exposed to any unusual, entity-specific or scheme-specific risks in its defined benefit pension schemes, it is exposed to a number of significant risks, detailed below:
Inflation rate risk: The majority of the schemes’ benefit obligations are linked to inflation both in deferment and once in payment. Higher inflation will lead to higher liabilities although this will be materially offset by holdings of inflation-linked gilts and, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation.
Interest rate risk: The defined benefit obligation is determined using a discount rate derived from yields on AA-rated corporate bonds. A decrease in corporate bond yields will increase plan liabilities although this will be materially offset by an increase in the value of bond holdings and through the use of derivatives.
Longevity risk: The majority of the schemes’ obligations are to provide benefits for the life of the members so increases in life expectancy will result in an increase in the schemes’ liabilities.
Investment risk: Scheme assets are invested in a diversified portfolio of debt securities, equities and other return-seeking assets. If the assets underperform the discount rate used to calculate the defined benefit obligation, it will reduce the surplus or increase the deficit.
Volatility in asset values and the discount rate will lead to volatility in the net pension asset on the Group’s balance sheet and in other comprehensive income. To a lesser extent this will also lead to volatility in the pension expense in the Group’s income statement.
In addition, the schemes themselves are exposed to liquidity risk with the need to ensure that liquid assets held are sufficient to meet benefit payments as they fall due and there is sufficient collateral available to support their hedging activity.
The ultimate cost of the defined benefit obligations to the Group will depend upon actual future events rather than the assumptions made.
The assumptions made are unlikely to be borne out in practice and as such the cost may be higher or lower than expected.
Sensitivity analysis
The effect of reasonably possible changes in key assumptions on the Group’s income statement and on the net defined benefit pension scheme asset from the change in value of scheme liabilities is set out below. The sensitivities provided assume that all other assumptions and the value of the schemes’ assets remain unchanged. The calculations are approximate in nature and full detailed calculations could lead to a different result. It is unlikely that isolated changes to individual assumptions will be experienced in practice. Due to the correlation of assumptions, aggregating the effects of these isolated changes may not be a reasonable estimate of the actual effect of simultaneous changes in multiple assumptions.
Note 12: Retirement benefit obligations continued

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2024 £m	2023 £m	2024 £m	2023 £m
Inflation (including pension increases)[1]:
Increase of 0.25 per cent	28		484
Decrease of 0.25 per cent	(27)		(467)
Increase of 0.1 per cent		11		224
Decrease of 0.1 per cent		(12)		(235)
Discount rate[2]:
Increase of 0.25 per cent	(51)		(718)
Decrease of 0.25 per cent	49		757
Increase of 0.1 per cent		(22)		(355)
Decrease of 0.1 per cent		21		363
Expected life expectancy of members:
Increase of one year	46	45	806	927
Decrease of one year	(47)	(46)	(830)	(946)
1At 31 December 2024, the assumed rate of RPI inflation is 2.97 per cent and CPI inflation 2.52 per cent (2023: RPI 2.96 per cent and CPI 2.47 per cent).
2At 31 December 2024, the assumed discount rate is 5.55 per cent (2023: 4.70 per cent).
Sensitivity analysis method and assumptions
The sensitivity analysis above reflects the impact on the liabilities of the Group’s three most significant schemes which account for over 90 per cent of the Group’s defined benefit obligations. While differences in the underlying liability profiles for the remainder of the Group’s pension arrangements mean that they may exhibit slightly different sensitivities to variations in these assumptions, the sensitivities provided above are indicative of the impact across the Group as a whole.
The inflation assumption sensitivity applies to the assumed rate of increase in both the Consumer Price Index (CPI) and the Retail Price
Index (RPI), and includes the impact on the rate of increases to pensions, both before and after retirement. These pension increases are linked to inflation (either CPI or RPI) subject to certain minimum and maximum limits.
The sensitivity analysis (including the inflation sensitivity) does not include the impact of any change in the rate of salary increases as pensionable salaries have been frozen since 2 April 2014.
The life expectancy assumption has been applied by allowing for an increase/decrease in life expectation from age 60 of one year, based upon the approximate weighted average age for each scheme. While this is an approximate approach and will not give the same result as a one year increase in life expectancy at every age, it provides an appropriate indication of the potential impact on the schemes from changes in life expectancy.
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year.
Asset-liability matching strategies
The main schemes’ assets are invested in a diversified portfolio which are independently determined by the responsible governance body for each scheme and in consultation with the employer.
A significant goal of the asset strategies adopted by the schemes is to reduce volatility caused by changes in market expectations of interest rates and inflation. In the main schemes this is achieved by investing in liability-driven investment (LDI) strategies. The assets in these LDI strategies represented c.47 per cent of scheme assets at 31 December 2024.
The LDI strategies are actively managed to reflect both changing market conditions and changes to the liability profile. At 31 December
2024 the asset-liability matching strategy mitigated c.116 per cent of the liability sensitivity to interest rate movements and c.131 per cent of the liability sensitivity to inflation movements. In addition, a small amount of interest rate sensitivity arises through holdings of corporate and other debt securities. The higher level of hedging provides greater protection to the funding position of the schemes.
The main schemes hold a number of longevity insurance contracts, hedging c.30 per cent of their longevity risk exposure at 31 December
2024. These arrangements form part of the schemes’ investment portfolio and provide income to the schemes in the event that pensions are paid out for longer than expected. As of 1 January 2025 an additional longevity insurance arrangement was entered into, taking the total the main schemes have now hedged to c.35 per cent of their longevity risk exposure.
At 31 December 2024 the value of scheme assets included longevity swaps valued at £(175) million (after allowing for the impact of the revisions to the base mortality assumptions).
Maturity profile of defined benefit obligation
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2024 Years	2023 Years
Duration of the defined benefit obligation	12	13
Note 12: Retirement benefit obligations continued
Maturity analysis of benefits expected to be paid:

	2024 £m	2023 £m
Within 12 months	1,800	1,697
Between 1 and 2 years	1,595	1,513
Between 2 and 5 years	5,134	4,886
Between 5 and 10 years	9,318	9,159
Between 10 and 15 years	9,150	9,176
Between 15 and 25 years	16,316	16,882
Between 25 and 35 years	11,294	12,343
Between 35 and 45 years	5,171	6,121
In more than 45 years	1,201	1,595
Maturity analysis method and assumptions
The projected benefit payments are based on the assumptions underlying the assessment of the obligations, including allowance for expected future inflation. They are shown in their undiscounted form and therefore appear large relative to the discounted assessment of the defined benefit obligations recognised in the Group’s balance sheet. They are in respect of benefits that have been accrued prior to the respective year end date only and make no allowance for any benefits that may have been accrued subsequently.
Defined contribution schemes
The Group operates a number of defined contribution pension schemes in the UK and overseas, principally Your Tomorrow and the defined contribution sections of the Lloyds Bank Pension Scheme No. 1.
During the year ended 31 December 2024 the charge to the income statement in respect of defined contribution schemes was £537 million
(2023: £434 million; 2022: £330 million), representing the contributions payable by the employer in accordance with each scheme’s rules.
Other retirement benefit schemes
The Group operates a number of schemes which provide post-retirement healthcare benefits to certain employees, retired employees and their dependants. The principal scheme relates to former Lloyds Bank staff and under this scheme the Group has undertaken to meet the cost of post-retirement healthcare for all eligible former employees (and their dependants) who retired prior to 1 January 1996. The Group has entered into an insurance contract to provide these benefits and a provision has been made for the estimated cost of future insurance premiums payable.
For the principal post-retirement healthcare scheme, the latest actuarial valuation of the liability was carried out at 31 December 2024 by qualified independent actuaries. The principal assumptions used were as set out above in section (iv), except that the rate of increase in healthcare premiums has been assumed at 10.00 per cent (2023: 10.00 per cent).
Movements in the other retirement benefits obligation:

	2024 £m	2023 £m
At 1 January	(44)	(35)
Actuarial (losses) gains	4	(11)
Insurance premiums paid	3	3
Charge for the year	(2)	(1)
At 31 December	(39)	(44)